Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) bid_quote	Dec. 31, 2016 USD ($) bid_quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial liabilities	$ 2,220,739	2,099,449
Percentage of inputs that fall within the core range	90.00%
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 12,388	13,447
Financial liabilities	6,144	5,919
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	20
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,180	3,557
Level 3 | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,077
Level 3 | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities
Level 3 | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7
Level 3 | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	76
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	20
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,944	2,300
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	37
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,508	3,196
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,577	1,550
Level 3 | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	520
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,057
Level 3 | Recurring fair value measurement | Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24	28
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	113	$ 175
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,331
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,832
Level 3 | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,014
Level 3 | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	85
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	733
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	806
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	66
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	145
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	285
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,244
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	302
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	129
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	83
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	86
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	135
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	329
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	359
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	96
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	158
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 25
Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	20.00%	0.00%
Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	8.00%	8.00%
Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	0.70%	0.60%
Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	7.00%	11.00%
Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	90.00%	90.00%
Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	41.00%	101.00%
Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	50.00%	25.00%
Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	84.00%	83.00%
Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	20.00%	8.00%
Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	15.00%	21.00%
Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	5.00%	7.00%
Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	15.00%	16.00%
Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	90.00%	27.00%
Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	31.00%	39.00%
Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	11.00%	12.00%
Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	44.00%	36.00%
Market proxy | Bottom of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	2.00%	2.00%
Bid quotes | bid_quote	0	0
Market proxy | Bottom of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	0	0
Market proxy | Bottom of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	100	96
Market proxy | Top of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	7.00%
Bid quotes | bid_quote	101	101
Market proxy | Top of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	103	96
Market proxy | Top of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	100	144
Market proxy | Bottom of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	2.00%	2.00%
Bid quotes | bid_quote	6	42
Market proxy | Bottom of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	34	57
Market proxy | Bottom of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	100	113
Market proxy | Top of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	7.00%
Bid quotes | bid_quote	53	94
Market proxy | Top of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	98	90
Market proxy | Top of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	100	113
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	7.00%	11.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	33.00%	33.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	6.00%	6.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	3.00%	3.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	8.00%	8.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	0.70%	0.60%
Model – Option model | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	7.00%	11.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	47.00%	96.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	95.00%	94.00%
Model – Option model | Top of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	15.00%	11.00%
Model – Option model | Top of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	20.00%	29.00%
Model – Option model | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	41.00%	101.00%
Model – Option model | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	50.00%	25.00%
Model – Option model | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	84.00%	83.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	14.00%	16.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	45.00%	46.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	6.00%	6.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	4.00%	5.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	15.00%	21.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	5.00%	7.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	15.00%	16.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	30.00%	36.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	72.00%	81.00%
Model – Option model | Top of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	15.00%	11.00%
Model – Option model | Top of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	13.00%	18.00%
Model – Option model | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	31.00%	39.00%
Model – Option model | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	11.00%	12.00%
Model – Option model | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	44.00%	36.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	0.40%	2.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	3.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	20.00%	0.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	3.00%	2.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	90.00%	90.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.00%	2.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	3.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	20.00%	8.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	3.00%	2.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	90.00%	27.00%